Stock Incentive and Employee Benefit Plans (Details) - Summary of the options outstanding - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-Based Payment Arrangement, Disclosure [Abstract]
Outstanding, Beginning, Options	28,163,000	30,804,000	25,411,000	4,781,000
Granted, Options		0	6,194,000	21,468,000
Exercised, Options		0	(56,000)	0
Forfeited/Cancelled, Options		(2,641,000)	(745,000)	(838,000)
Outstanding, Ending, Options	25,159,760	28,163,000	30,804,000	25,411,000
Exercisable, Options		17,177,000
Outstanding, Beginning, Weighted average exercise price	$ 1.13	$ 1.1	$ 1.07	$ 0.63
Granted, Weighted average exercise price		0	1.16	1.16
Exercised, Weighted average exercise price		0	0.9	0
Forfeited/Cancelled, Weighted average exercise price		0.68	0.94	0.94
Outstanding, Ending, Weighted average exercise price		1.13	$ 1.1	$ 1.07
Exercisable, Weighted average exercise price		$ 1.11
Outstanding, Beginning, Aggregate Intrinsic Value	$ 915	$ 2,172	$ 2,183	$ 1,291
Outstanding, Ending, Aggregate Intrinsic Value		$ 915	$ 2,172	$ 2,183